UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 6/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2009 (Unaudited)

DWS Inflation Protected Plus Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 3.1%
Financials
Pacific Life Global Funding, 144A, 1.383% *, 6/2/2018 (Cost $5,000,000)	5,000,000	4,083,650
Government & Agency Obligations 94.3%
US Government Sponsored Agency 5.2%
Federal National Mortgage Association, CPI plus 0.25%, 0.00%, 8/8/2011	7,000,000	6,702,500
US Treasury Obligations 89.1%
US Treasury Bill, 0.15% **, 9/17/2009 (a)	958,000	957,623
US Treasury Bond, 6.125%, 11/15/2027	3,700,000	4,559,096
US Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028	7,633,350	7,203,974
2.375%, 1/15/2025	9,614,945	9,882,356

3.375%, 4/15/2032	1,801,875	2,261,353
3.625%, 4/15/2028	12,853,425	15,641,011
US Treasury Inflation-Indexed Notes:
0.625%, 4/15/2013	3,530,730	3,488,803
1.375%, 7/15/2018	8,899,110	8,626,575
1.625%, 1/15/2018	5,852,235	5,795,538
1.875%, 7/15/2013 (b)	11,028,835	11,311,449
2.0%, 4/15/2012	4,203,040	4,322,566
2.0%, 1/15/2014 (b)	16,732,420	17,114,120
2.0%, 1/15/2016	14,502,915	14,720,459
3.0%, 7/15/2012	1,185,890	1,256,302
3.375%, 1/15/2012	2,101,435	2,233,430
3.5%, 1/15/2011	1,531,375	1,597,895
US Treasury Notes:
2.75%, 2/15/2019	2,000,000	1,873,120
4.875%, 4/30/2011	2,500,000	2,672,655

		115,518,325

Total Government & Agency Obligations (Cost $120,789,368)		122,220,825
	Shares	Value ($)

Securities Lending Collateral 15.9%
Daily Assets Fund Institutional, 0.48% (c) (d) (Cost $20,648,750)	20,648,750	20,648,750
Cash Equivalents 1.2%
Cash Management QP Trust, 0.27% (c) (Cost $1,540,767)	1,540,767	1,540,767
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $147,978,885) †	114.5	148,493,992
Other Assets and Liabilities, Net	(14.5)	(18,838,200)

Net Assets	100.0	129,655,792

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2009.

**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $148,015,865. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $478,127. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,619,958 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,141,831.

(a)	At June 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2009 amounted to $20,379,500 which is 15.7% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CPI: Consumer Price Index

At June 30, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	9/15/2009	50	4,150,940	4,182,375	31,435
10 Year Canadian Government Bond	9/21/2009	3	314,029	312,754	(1,275)
10 Year US Treasury Note	9/21/2009	61	7,114,546	7,092,204	(22,342)
5 Year US Treasury Note	9/30/2009	50	5,670,312	5,735,937	65,625
Federal Republic of Germany Euro-Schatz	9/8/2009	96	14,504,317	14,531,273	26,956
United Kingdom Long Gilt Bond	9/28/2009	17	3,287,914	3,302,507	14,593
Total net unrealized appreciation	114,992

At June 30, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Japanese Government Bond	9/10/2009	8	11,296,306	11,468,314	(172,008)
2 Year US Treasury Note	9/30/2009	22	4,768,938	4,756,813	12,125
3 Year Australian Treasury Bond	9/15/2009	31	2,593,095	2,584,335	8,760
Federal Republic of Germany Euro-Bund	9/8/2009	26	4,333,027	4,416,281	(83,254)
Total net unrealized depreciation	(234,377)

At June 30, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Appreciation ($)

USD	3,301,929	JPY	323,348,000	7/15/2009	55,169
USD	641,618	NZD	1,012,000	7/15/2009	10,732
EUR	1,668,000	USD	2,348,144	7/15/2009	8,158
NOK	1,000,000	USD	158,364	7/15/2009	2,912
SEK	14,003,000	USD	1,834,751	7/15/2009	19,715
Total unrealized appreciation	96,686

Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Depreciation ($)

USD	2,789,243	AUD	3,454,000	7/15/2009	(9,348)
USD	2,139,168	CAD	2,359,000	7/15/2009	(110,898)
USD	4,746,794	CHF	5,101,000	7/15/2009	(51,168)
GBP	903,000	USD	1,482,600	7/15/2009	(2,998)
Total unrealized depreciation	(174,412)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(e)
Corporate Bonds	$ —	$ —	$ 4,083,650	4,083,650
Government & Agency Obligations	—	114,560,702	6,702,500	121,263,202
Short-Term Investments(e)	20,648,750	2,498,390	—	23,147,140
Derivatives(f)	—	96,686	—	96,686
Total	$ 20,648,750	$ 117,155,778	$ 10,786,150	$ 148,590,678

Liabilities
Derivatives(f)	(119,385)	(174,412)	—	(293,797)
Total	$ (119,385)	$ (174,412)	$ —	$ (293,797)
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Government & Agency Obligations	Total
Balance as of September 30, 2008	$ 4,695,000	$ 6,942,272	$ 11,637,272
Realized gains (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(611,350)	(252,771)	(864,121)
Amortization premium/discount	—	12,999	12,999
Net purchases (sales)	—	—	—
Net transfers in (out) of Level 3	—	—	—
Balance as of June 30, 2009	$ 4,083,650	$ 6,702,500	$ 10,786,150
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2009	(611,350)	$ (252,771)	$ (864,121)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

 The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of June 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures and forward foreign currency exchange contracts.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Interest Rate Contracts	$ (119,385)	$ -
Foreign Exchange Contracts	$ -	$ (77,726)

Futures. The fund is subject to interest rate risk. The fund may use future contracts in circumstances where the portfolio management team believes they offer an economic means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the bond market. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. The Fund may enter into futures contracts on fixed-income securities, including on financial indices, and security indices and on currency as part of its global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use futures contracts to take advantage of short-term inefficiencies and relative mispricings within the global bond and currency markets. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Forward Foreign Currency Exchange Contracts. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use forward currency exchange contracts to gain exposure to changes in the value of foreign currencies, and to take advantage of short-term and medium-term mispricings within the currency markets. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Inflation Protected Plus Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Inflation Protected Plus Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 17, 2009